Schedule of Stock Based Compensation Expense (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total stock-based compensation expense		$ 1,013
Research and Development Expense [Member]
Total stock-based compensation expense		112
General and Administrative Expense [Member]
Total stock-based compensation expense		$ 901